Property and equipment - Additional Information (Details) - CAD ($)	Aug. 31, 2020	Aug. 31, 2019
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Asset not depreciated and not ready for use	$ 34,818
Computer equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Finance lease		$ 11,333
Computer equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Finance lease		$ 453